Annual Fund Operating Expenses - Direxion Russell 1000 Growth Over Value ETF - Direxion Russell 1000® Growth Over Value ETF	Feb. 28, 2021
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses (Operating Services Fees)	0.05%	[1]
Acquired Fund Fees and Expenses	0.18%	[2]
Total Annual Fund Operating Expenses	0.63%

[1]	Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund as long as it is the advisor of the Fund other than the following: management fees, Rule 12b-1 distribution and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The Operating Services Agreement may be terminated at any time by the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because Acquired Fund Fees and Expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.